Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 281,166	$ 40,387	¥ 344,722
Restricted cash	1,816	261
Short-term investments	269,643	38,732	403,107
Accounts receivable, net	7,360	1,057	14,403
Prepayments and other current assets	86,787	12,466	109,552
Total current assets	646,772	92,903	871,784
Non-current assets:
Property and equipment, net	71,637	10,290	42,606
Investment in equity fund	5,919	850	5,753
Finite lived intangible assets, net	15,541	2,232	1,289
Operating lease right-of-use assets, net	155,525	22,340
Other non-current assets	8,447	1,213	12,011
Deferred tax assets	15,336	2,203	16,940
Total non-current assets	272,405	39,128	78,599
Total assets	919,177	132,031	950,383
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 58,038 and RMB 91,896 as of December 31, 2018 and 2019, respectively)	137,684	19,777	69,558
Deferred revenue (including deferred revenue, current of the VIEs without recourse to the Company of RMB 477,595 and RMB 695,971 as of December 31, 2018 and 2019, respectively)	695,971	99,970	477,595
Salary and welfare payable (including salary and welfare payable of the VIEs without recourse to the Company of RMB 44,774 and RMB 73,946 as of December 31, 2018 and 2019, respectively)	153,969	22,116	108,317
Tax payable (including tax payable of the VIEs without recourse to the Company of RMB 46,031 and RMB 46,823 as of December 31, 2018 and 2019, respectively)	74,340	10,678	58,881
Operating lease liability, current (including operating lease liability, current of the VIEs without recourse to the Company of nil and RMB 29,119 as of December 31, 2018 and 2019, respectively)	37,009	5,316
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIEs without recourse to the Company of RMB 14,999 and RMB 11,938 as of December 31, 2018 and 2019, respectively)	15,444	2,218	16,106
Total current liabilities	1,114,417	160,075	730,457
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the VIEs without recourse to the Company of RMB 32 and nil as of December 31, 2018 and December 31, 2019)			32
Operating lease liability, non-current (including operating lease liability, non-current of the VIEs without recourse to the Company of nil and RMB 83,282 as of December 31, 2018 and 2019, respectively)	117,124	16,824
Other non-current liabilities (including other non-current liabilities of the VIEs without recourse to the Company of RMB 1,000 as of December 31, 2018 and 2019, respectively)	12,441	1,787	1,000
Total non-current liabilities	129,565	18,611	1,032
Total liabilities	1,243,982	178,686	731,489
Shareholders' equity (deficit):
Subscriptions receivable from founding shareholders	(122)	(17)	(122)
Treasury stock (US$0.001 par value; nil and 591,200 shares as of December 31, 2018 and December 31, 2019, respectively)	(10,730)	(1,541)
Additional paid-in capital	1,167,884	167,756	1,139,250
Accumulated other comprehensive income	29,483	4,235	16,318
Accumulated deficit	(1,511,649)	(217,135)	(936,868)
Total shareholders' equity (deficit)	(324,805)	(46,655)	218,894
Total liabilities and shareholders' equity	919,177	132,031	950,383
Class A Ordinary Shares [Member]
Shareholders' equity (deficit):
Ordinary shares	208	30	195
Class B Ordinary Shares [Member]
Shareholders' equity (deficit):
Ordinary shares	¥ 121	$ 17	¥ 121